DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 98	$ 94	$ 197	$ 182
Direct hospitality expense	106	306	396	626
Hospitality Property
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	44	111	126	194
Cost of food, beverage, and retail goods sold	11	63	80	144
Maintenance and utilities	20	37	57	79
Marketing and advertising	3	16	23	39
Other	28	79	110	170
Direct hospitality expense	$ 106	$ 306	$ 396	$ 626